Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
14.	RELATED PARTY TRANSACTIONS
Advisory Services Agreement
In December 2016, the Company and InTandem Capital Partners, LLC (“InTandem”) entered into an advisory services agreement whereby InTandem owned the majority voting and equity interest in Cano Health’s Parent, Primary Care (ITC) Holdings, LLC, and provided financial and management consulting services to the Company. Services provided included, but were not limited to (i) corporate strategy, (ii) legal advice, (iii) acquisitions and divestitures strategies, and (iv) debt and equity financings. InTandem was entitled to an annual fee equal to the greater of $0.3 million or 2% of EBITDA for the prior calendar year plus out-of-pocket
expenses. In the event the Company completes an acquisition or is sold, an advisory fee of 2% of the enterprise value, as defined, would be due to InTandem. In addition, upon payment, an advisory fee equal to 2% of the deferred payment would be due to InTandem. In accordance with the terms of agreement, the advisory services agreement was terminated upon the consummation of the Business Combination disclosed in Note 1,
“Nature of Business and Operations”
.
Pursuant to the advisory services agreement, the Company incurred expenses which are included in the condensed consolidated statements of operations. The Company incurred approximately $1.5 million and $4.2 million during the three months ended June 30, 2021 and 2020, respectively and $1.5 and $5.4 million during the six months ended June 30, 2021 and 2020, respectively, which are included in the transaction costs and other caption. The Company also incurred approximately $0.4 million and $0.2 million during the three months ended June 30, 2021 and 2020, respectively, and $0.8 million and $0.4 million during the six months ended June 30, 2021 and 2020, respectively, which are included in the management fees caption. The Company also incurred approximately $0.2 million during the three and six months ended June 30, 2020, respectively, which is included in the selling, general, and administrative expenses caption. As of June 30, 2021 and December 31, 2020, no balance and an immaterial balance was owed to InTandem in relation to this agreement, respectively.
Administrative Service Agreement
On April 23, 2018, the Company entered into an Administrative Service Agreement with Dental Excellence Partners, LLC, who merged with four other entities. Dental Excellence Partners, LLC also licensed the Cano Dental trademark from the Company. The administrative fee is a monthly fixed amount per office for providing comprehensive management and related administrative services to the dental practices. During April 2019, the Company entered into an amendment to this agreement and modified the administrative fee. The Company and Dental Excellence Partners, LLC terminated the Administrative Service Agreement in February 2021, effective immediately.
The Company recognized income from this agreement of approximately $0.1 million and $0.3 million during the six months ended June 30, 2021 and 2020, respectively, and $0.2 million during the three months ended June 30, 2020, which was recorded within the caption fee-for-service and other revenues in the accompanying condensed consolidated statements of operations. As of December 31, 2020, an immaterial amount was due to the Company in relation to these agreements and recorded in the caption accounts receivable, respectively.
As part of this agreement, the Company agreed to have Dental Excellence Partners, LLC provide dental services for managed care members of the Company. The Company was charged approximately $1.2 million and $0.9 million during the six months ended June 30, 2021 and 2020, respectively, and $0.3 million during the three months ended June 30, 2020 and for these services. As of December 31, 2020, no balance was due to Dental Excellence Partners,
LLC.
Dental Service Agreement
During 2019, the
 Company entered into a dental service agreement with Care Dental Group, LLC (“Belen Dental”), whereby the Company agreed to pay Belen Dental $15 per member per month, for each Medicare Advantage (“MA”) patient that is identified by the Company on a monthly enrollment roster to receive care at the legacy Belen Medical Centers. During the three months ended June 30, 2021 and 2020, the Company paid Belen Dental approximately $0.1 million and $0.1 million, respectively, in relation to this agreement. During the six months ended June 30, 2021 and 2020, the Company paid Belen Dental approximately $0.3 million and $0.3 million, respectively, in relation to this agreement.
Humana Relationships
In 2020, Cano Health
 and its Parent, Primary Care (ITC) Holdings, LLC, entered into multi-year agreements with Humana and its affiliates whereby the Parent entered into a note purchase agreement with Humana for a convertible note due October 2022 with an aggregate principal amount of $
60
 million. The note accrued interest at a rate of
8.0
% per annum through March 2020 and
10.0
%
per annum thereafter, payable in kind. The note was convertible to
Class A-4
units of the Parent at the option of Humana in the event the Parent
Other Related Party

Transactions
The Company made payments to various related parties in relation to logistic software, medical supplies, housekeeping, and moving costs. During the three months ended June 30, 2021 and 2020 the Company paid approximately $0.3 million and $0.1 million, respectively. During the six months ended June 30, 2021 and 2020 the Company paid approximately $0.4 million and $0.2 million, respectively.
On April 23, 2018, the Company advanced funds to an affiliated company, Dental Excellence Partners, LLC, in the amount of $4.5 million. The loan agreement calls for monthly interest-only payments to be received beginning May 1, 2018, and the entire outstanding principal balance shall be due and payable in full on April 23, 2023. The note receivable bears interest at 7.0%. For the three months and six months ended June 30, 2020, the Company recognized $0.1 million and $0.2 million, respectively, of interest income related to this loan agreement. On December 17, 2020, Dental Excellence Partners made an early repayment of the outstanding balance to the Company. In connection with the settlement of this advance, the Company wrote off $0.5 million, $0.4 million of which was due under the Administrative Service Agreement and $0.1 million was due for other services provided.
Additionally, during the year ended December 31, 2018, two executives of Cano Health obtained shares of the former Parent, Primary Care (ITC) Holdings, LLC, for a total amount of $0.4 million. As part of this transaction, the two executives paid cash and entered into promissory notes with the Parent in order to acquire the shares. Concurrently, the Parent agreed to contribute the money received from these two executives to the Company. Additionally, the amount due from these two executives to the Parent was also assigned to the Company. On May 25, 2018, the first promissory note was obtained in the amount of $0.1 million, payable on May 25, 2026 with a fixed annual interest rate of 2.8%. On August 24, 2018, the second promissory note was obtained from the Company in the amount of $0.05 million, with a fixed annual interest rate of 2.8%. The loan and interest receivable is due on August 24, 2025.
Subsequent to June 30, 2021 one of the promissory notes was paid in full.
and affiliates seek to consummate a sale transaction and could be settled in cash at the option of Humana. Accordingly, the note was converted and settled in cash upon the consummation of the Business Combination. Prior to the consummation of the Business Combination, Cano Health was not subject to any obligations under the convertible notes, including payments of principal, interest, or fees under the terms of the instrument. As such, this instrument does not represent debt of the
Company.
The Company licenses

the use of Humana Affiliate Provider (“HAP”) clinics to provide services at the clinics. The multi-year agreements contain an administrative payment from Humana in exchange for the Company providing care coordination services over the term of the agreement. These payments are recognized as revenue ratably over the length of the term of the agreement and are refundable to Humana on a pro-rata
basis if the Company ceases to provide care at the clinics during the specified service period in the agreements. The Company has identified one performance obligation to stand ready to provide care coordination services at the centers for the length of the term specified in the contracts.
The multi-year agreements also contain an arrangement for a license fee that is payable by the Company to Humana for the Company’s use of Humana owned or leased facilities to provide health care services. The agreement prohibits Cano from using the clinics for plans not sponsored by Humana. The license fee is a reimbursement to Humana for its costs of owning or leasing and maintaining the clinics, including rental payments, maintenance or repair expenses, equipment expenses, special assessments, cost of upgrades, taxes, leasehold improvements, and other expenses identified by Humana. The Company has not paid license fees to Humana during the six months ended June 30, 2021. The license, deferred revenue and deferred rent liability to Humana totaled $18.8 million and $13.5 million as of June 30, 2021 and December 31, 2020, respectively. The Company also recorded $0.3 million and $0.5 million in operating lease expense related to its use of Humana clinics in the three months and six months ended June 30, 2021, respectively.
Prior to entering into the agreements, the Company had existing payor relationships with Humana related to existing revenue arrangements within the Company. For the period that Humana was a related party to the Company, the Company recognized in its condensed consolidated statements of operations revenue from Humana, including its subsidiaries, of $150.7 million and associated third-party medical costs of $116.0 million for the three months ended June 30, 2021, and $
97.4 million and $70.6 million, respectively, for the three months ended June 30, 2020. The Company recognized revenue from Humana of $335.9 million and associated third-party medical costs of $249.8 million for the six months ended
June 30, 2021, and $107.7 million and $76.9 million, respectively, for the six months ended June 30, 2020.
Further, the Company
 has a right of first refusal with Humana on any sale, lease, license or other disposition, in one transaction or a series of related transactions, of assets, businesses, divisions or subsidiaries that constitute
20
% or more of the net revenues, net income or assets of, or any equity transaction (including by way of merger, consolidation, recapitalization, exchange offer, spin-off,
split-off,
reorganization or sale of securities) that results in a change of control of, PCIH, the Seller, or the Company or its subsidiary, HP MSO, LLC. If exercised, Humana would have the right to acquire the assets or equity interest by matching the terms of the proposed sale transaction.
Operating Leases
The Company

leases several offices and medical spaces from certain employees and companies that are controlled by certain equity holders of Primary Care (ITC) Holdings, LLC. Monthly rent payments in aggregate totaled approximately $
0.7
 million and $
0.8
 million for the three months ended June 30, 2021 and 2020, respectively, and $
1.4
 million and $
1.3
 million for the six months ended June 30, 2021 and 2020, respectively. These operating leases terminate through June 2024.
General Contractor Agreements
As of December 31, 2018, the Company has entered into various general contractor agreements with a company that is controlled by a family member of the Chief Executive Officer of the Company to perform leasehold improvements at various of the Company’s locations as well as various repairs and related maintenance as deemed necessary. Payments made pursuant to the general contractor agreements as well as amounts paid for repairs and maintenance to this related party totaled approximately $1.0 million and $1.2 million for the three months ended June 30, 2021 and 2020, respectively, and $2.4 million and $3.2 million for the six months ended June 30, 2021 and 2020, respectively.

Note 5—Related Party Transactions
Founder Shares
On December 27, 2019, the Company issued one of its Class B ordinary shares, for no consideration. On January 17, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 8,625,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On April 24, 2020, May 8, 2020 and May 13, 2020, the Company effected share capitalizations resulting in the initial shareholders holding 17,250,000 Founder Shares. All share and per-share
amounts have been retroactively restated to reflect the share capitalizations. The Founder Shares included up to 2,250,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 2,250,000 Founder Shares are no longer subject to forfeiture.
The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell their Founder Shares until the earlier of (i) one year after the completion of the Company’s Business Combination and (ii) subsequent to a Business Combination, (x) if the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Company’s Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Private Placement
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 10,533,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $15,800,000. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants and all underlying securities will expire worthless.

Administrative Support Agreement
The Company entered into an agreement, commencing on May 13, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. For the year ended December 31, 2020, the Company incurred and paid $80,000 in fees for these services.
Promissory Note—Related Party
On January 13, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest
bearing and payable on the earlier of December 31, 2020 and the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $274,059 was repaid upon the closing of the Initial Public Offering on May 18, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.